UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 90.0%
Consumer Discretionary 15.3%
Auto Components 4.4%
Tenneco, Inc.*	88,399	4,159,173
Visteon Corp.* (a)	79,248	7,897,856
		12,057,029
Diversified Consumer Services 2.4%
Houghton Mifflin Harcourt Co.*	292,545	6,605,666
Household Durables 3.1%
Newell Rubbermaid, Inc.	205,560	8,660,243
Internet & Catalog Retail 1.1%
Expedia, Inc.	25,723	2,957,888
Specialty Retail 1.9%
Ross Stores, Inc.	108,489	5,274,735
Textiles, Apparel & Luxury Goods 2.4%
Hanesbrands, Inc.	217,527	6,549,738
Consumer Staples 1.6%
Food Products
ConAgra Foods, Inc.	106,404	4,434,919
Energy 5.4%
Energy Equipment & Services 2.2%
Oceaneering International, Inc.	46,871	2,053,887
Superior Energy Services, Inc.	242,920	3,864,857
		5,918,744
Oil, Gas & Consumable Fuels 3.2%
Cimarex Energy Co.	40,500	4,475,655
QEP Resources, Inc.	306,161	4,298,501
		8,774,156
Financials 22.9%
Banks 4.1%
First Republic Bank	79,637	4,802,908
KeyCorp	462,065	6,348,773
		11,151,681
Capital Markets 4.2%
Ameriprise Financial, Inc.	55,874	6,295,323
Lazard Ltd. "A"	104,760	5,209,715
		11,505,038
Consumer Finance 2.9%
Synchrony Financial* (a)	244,254	8,048,169
Insurance 9.7%
Axis Capital Holdings Ltd.	123,459	6,913,704
CNO Financial Group, Inc.	415,225	7,428,375
Hartford Financial Services Group, Inc.	132,625	6,094,119
Reinsurance Group of America, Inc.	67,362	6,121,858
		26,558,056
Real Estate Investment Trusts 2.0%
Plum Creek Timber Co., Inc. (REIT)	146,644	5,644,328
Health Care 4.9%
Health Care Providers & Services 2.8%
HealthSouth Corp. (a)	176,987	7,557,345
Life Sciences Tools & Services 2.1%
PerkinElmer, Inc.	121,365	5,908,048
Industrials 18.3%
Aerospace & Defense 2.0%
BWX Technologies, Inc.	206,362	5,472,720
Commercial Services & Supplies 5.1%
Covanta Holding Corp.	357,810	7,084,638
Pitney Bowes, Inc.	343,627	6,807,251
		13,891,889
Machinery 7.5%
Crane Co.	125,989	6,619,462
Stanley Black & Decker, Inc.	61,063	6,199,116
Xylem, Inc.	236,770	7,683,187
		20,501,765
Marine 1.4%
Kirby Corp.*	55,423	3,908,984
Trading Companies & Distributors 2.3%
AerCap Holdings NV*	153,456	6,451,290
Information Technology 14.3%
Communications Equipment 5.7%
Harris Corp.	108,553	8,339,041
Juniper Networks, Inc.	288,293	7,412,013
		15,751,054
Electronic Equipment, Instruments & Components 5.9%
Belden, Inc. (a)	93,499	4,711,415
Dolby Laboratories, Inc. "A"	196,560	6,399,993
Zebra Technologies Corp. "A"*	61,716	5,115,022
		16,226,430
IT Services 2.7%
Convergys Corp.	321,836	7,273,494
Materials 7.3%
Chemicals 4.7%
Ashland, Inc.	56,629	5,944,346
Celanese Corp. "A"	112,822	6,841,526
		12,785,872
Containers & Packaging 2.6%
Sealed Air Corp.	140,660	7,236,957
Total Common Stocks (Cost $225,844,261)		247,106,238
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $12,703,575)	12,703,575	12,703,575
Cash Equivalents 8.2%
Central Cash Management Fund, 0.11% (b) (Cost $22,331,008)	22,331,008	22,331,008
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $260,878,844) †	102.8	282,140,821
Other Assets and Liabilities, Net	(2.8)	(7,642,226)

Net Assets	100.0	274,498,595

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $261,026,545. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $21,114,276. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,673,998 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,559,722.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $12,448,478, which is 4.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$247,106,238	$—	$—	$247,106,238
Short-Term Investments (d)	35,034,583	—	—	35,034,583
Total	$282,140,821	$—	$—	$282,140,821

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015